NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES: Schedule of EPS (Details) - USD ($)			12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2019	Dec. 31, 2018
Details
Net loss			$ (295,395)	$ (449,030)
WEIGHTED AVERAGE NUMBER OF SHARES OUTSTANDING - BASIC AND DILUTED	7,301,279	4,102,649	7,301,279	4,102,649
NET LOSS PER SHARE - BASIC AND DILUTED	$ (0.04)	$ (0.11)	$ (0.04)	$ (0.11)